TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

23.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2021, 2022 and 2023. A two-tiered profits tax rates regime was introduced in 2018 under which the first HK$2 million of assessable profits earned by an eligible company will be taxed at 8.25% and the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

The Hong Kong government has enacted new tax laws to implement the Pillar Two model rules published by the Organisation for Economic Co-operation and Development (“OECD”), which are expected to come into effect from 1 January 2025. The Company continues to monitor the local legislation for Hong Kong and development of Pillar Two model rules in other jurisdictions the Company operates and assess the potential impact.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 20% for the years ended December 31, 2021, 2022 and 2023.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (The “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor ‘s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

VNET Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, VNET Beijing obtained a new certificate and reapplied the certificate in October 2017, 2020 and 2023, with a validity term of three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2021, 2022 and 2023, the tax rate for VNET Beijing was 15%, 15% and 15%, respectively.

23.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

The PRC (continued)

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries. For the years ended December 31, 2021, 2022 and 2023, the tax rate assessed for Xi’an Sub was 15%.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate. The certificate was reapplied in November 2018 and November 2021 with a validity term of three years. Accordingly, for the years ended December 31, 2021, 2022 and 2023, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in November 2019 and December 2022 with a validity term of three years. Accordingly, for the years ended December 31, 2021, 2022 and 2023, SZ DYX enjoyed a preferential tax rate of 15%.

In December 2016, BJ TenxCloud, a subsidiary located in Beijing and the Company acquired in July 2021, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in December 2019 and December 2022 with a validity term of three years. Accordingly, for the years ended December 31, 2021, 2022 and 2023, BJ TenxCloud enjoyed a preferential tax rate of 15%.

In December 2019, SH Hesheng, a subsidiary located in Shanghai, in which the Company acquired 100% of the equity in November 2021, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years. For the years ended December 31, 2021, 2022 and 2023, the tax rate assessed for SH Hesheng was 15%, 25% and 25%, respectively.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.

The administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Company does not believe that the legal entities organized outside the PRC should be considered as residents for EIT Law purposes. If such an entity is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax.

Income (loss) before income taxes consisted of:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Non-PRC	675,369	(421,597)	(331,586)
PRC	(48,861)	(206,933)	(2,151,209)
	626,508	(628,530)	(2,482,795)

23.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

Income tax expenses comprised of:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current	(111,082)	(115,577)	(157,526)
Deferred	(325)	(17,887)	43,152
	(111,407)	(133,464)	(114,374)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2021, 2022 and 2023 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income (loss) before income taxes	626,508	(628,530)	(2,482,795)
Income tax (expenses) benefits computed at applicable tax rates (25%)	(156,627)	157,133	620,699
Non-deductible expenses	(13,116)	(72,156)	(700)
Research and development expenses	45,122	67,789	65,863
Preferential rate	14,232	(6,163)	(6,140)
Current and deferred tax rate differences	26,115	15,847	11,036
International rate differences	120,678	(75,119)	(101,585)
Tax exempted income	14,536	249	2,803
Foreign investment	(49,815)	(39,224)	(53,617)
Unrecognized tax benefits	(12,338)	(13,674)	(11,283)
Change in valuation allowance	(79,733)	(135,732)	(606,071)
Prior year provision to return true up	(22,898)	(28,949)	(34,759)
Others	2,437	(3,465)	(620)
Income tax expenses	(111,407)	(133,464)	(114,374)

23.  TAXATION (CONTINUED)

Deferred Tax

The significant components of deferred taxes were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Allowance for doubtful debt	52,658	125,500
Impairment of long-lived assets	40,784	166,576
Impairment of long-term investments	3,024	4,866
Accrued expense	22,108	39,896
Tax losses	358,454	849,672
Property and equipment	38,365	2,919
Intangible assets	7,142	9,432
Finance lease	372,997	386,327
Deferred government grant	1,714	3,357
Operating lease	768,638	949,362
Loss picked up on equity method investments	69,440	10,558
Valuation allowance	(397,457)	(955,738)

Total deferred tax assets, net of valuation allowance	1,337,867	1,592,727

Deferred tax liabilities
Intangible assets	266,922	405,964
Property and equipment	360,989	172,095
Capitalized interest expense	39,606	49,544
Finance lease	289,586	296,789
Operating lease	768,638	949,362
Investment in subsidiaries	98,608	159,691

Total non-current deferred tax liabilities	1,824,349	2,033,445

Net deferred tax liabilities	(486,482)	(440,718)
Analysis as:
Deferred tax assets	196,098	247,644
Deferred tax liabilities	682,580	688,362

Net deferred tax liabilities	(486,482)	(440,718)

As of December 31, 2023, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB2,099,407, which will expire at various times between 2024 and 2033 and the majority expiring by 2028, if not utilized.

As of December 31, 2023, the undistributed earnings of the Company’s PRC subsidiaries the Company intends to permanently reinvested were RMB1,803,272. Other than these indefinitely reinvested amount, as of December 31, 2023, the Company has recognized deferred tax liabilities amounting to RMB159,691 associated with SH Zhiyan, one of its VIEs.

23.  TAXATION (CONTINUED)

Deferred Tax (continued)

The following table presents the movements of the valuation allowance:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	261,960	397,457
Addition	135,732	606,071
Expiration	(235)	(47,790)
Balance at end of year	397,457	955,738

Unrecognized Tax Benefits

As of December 31, 2022 and 2023, the Company recorded unrecognized tax benefits of RMB87,174 and RMB98,457, respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB61,827 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits principal was as follows:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	64,854	64,528
Reversal based on tax positions related to prior years	(418)	—
Additions based on tax positions related to the current year	92	—
Balance at end of year	64,528	64,528

For the years ended December 31, 2021, 2022 and 2023, the Company recorded interest expense of RMB6,606, RMB9,874 and RMB11,283, respectively. Accumulated interest expense recorded by the Company was RMB22,646 and RMB33,929 as of December 31, 2022 and 2023, respectively. As of December 31, 2023, the tax years ended December 31, 2018 through 2023 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.